June 29, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549

Re:	Mount Yale Opportunity Fund, LLC (Securities Act File No. 333-120909 and
Investment Company Act File No. 811-21635) – Certification regarding
Prospectuses and Statement of Additional Information pursuant to Rule 497(j)

Ladies and Gentlemen:

        On behalf of Mount Yale Opportunity Fund, LLC, a Delaware limited liability company (the “Company”), in connection with the registration of the Company as closed-end, non-diversified, management investment company under and pursuant to the Investment Company Act of 1940, as amended, and the registration of the Company’s units under and pursuant to the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Company’s Prospectuses and Statement of Additional Information, which would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Pre-Effective Amendment No. 3 to the Company’s Registration Statement on Form N-2 (the most recently filed amendment to the Company’s Registration Statement, which was filed electronically pursuant to the EDGAR system on June 21, 2005).

Very truly yours,
Mount Yale Opportunity Fund, LLC

/s/   John L. Sabre

Name:   John L. Sabre
Title:     President and Chief Executive Officer